Management Long-Term Incentive Plan (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 25, 2020	Mar. 27, 2020	Mar. 29, 2019
Current Liabilities
Balance at the beginning of the period	$ 11,488	$ 17,115
Balance at the end of the period	94	11,488	$ 17,115
Long-Term Liabilities
Balance at the beginning of the period	2,439	11,104
Balance at the end of the period	194	2,439	11,104
LTIP
Current Liabilities
Balance at the beginning of the period	11,488	17,115	9,390
Reclassification	1,004	9,707	11,773
Payments	(11,096)	(17,836)	(9,887)
RSU conversion	(640)
Removal due to divestiture	(378)
Accruals	(284)	2,502	5,839
Balance at the end of the period	94	11,488	17,115
Long-Term Liabilities
Balance at the beginning of the period	2,439	11,104	16,118
Reclassification	(1,004)	(9,706)	(11,773)
Payments	0	0	0
RSU conversion	640
Removal due to divestiture	(398)
Accruals	(843)	1,041	6,759
Balance at the end of the period	$ 194	$ 2,439	$ 11,104